Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Assets
3.
Prepaid and other current assets

Prepaid and other current assets consist of the following:

	June 30,	December 31,
	2024	2023
Prepaid directors and officers insurance current policies	$489,093	$1,222,734
Prepaid directors and officers insurance run-off policies	572,362	638,404
Other prepaid expenses	34,484	56,128
Other receivables	—	75,192
Prepaid and other current assets	$1,095,939	$1,992,458

3. Assets

Prepaid and other current assets

Prepaid and other current assets consist of the following:

	December 31,
	2023	2022
Prepaid expenses	$1,917,266	$2,317,925
Other receivables	75,192	244,976
Prepaid and other current assets	$1,992,458	$2,562,901

Property and Equipment

Property and equipment consist of the following:

	December 31,
	2023	2022
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	41,578
Computer and office equipment	25,380	120,774
Computer software	3,725	3,725
Gross property and equipment	$752,892	$848,286
Less: accumulated depreciation	(599,784)	(471,638)
Net property and equipment	$153,108	$376,648

Depreciation expense was $144,045 and $151,873 for the years ended December 31, 2023 and 2022, respectively.